Average Annual Total Returns - NVIT iShares Fixed Income ETF Fund	Class II Shares 1 Year	Class II Shares Since Fund Inception	Class II Shares Fund Inception Date	Class Y Shares 1 Year	Class Y Shares Since Fund Inception	Class Y Shares Fund Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) Since Fund Inception
Total	7.12%	8.08%	Jan. 23, 2019	7.75%	8.64%	Jan. 23, 2019	7.51%	8.18%